Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (16,800)	$ (64,351)	$ (79,065)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,047	14,700	13,565
Restructuring and other charges	1,172	19,080	708
Fair value of warrants deducted from revenues	3,273	13,842	22,500
Share based compensation	21,756	22,589	22,649
Amortization of premium and accretion of discount on marketable securities, net	(389)	756	1,820
Realized loss (gain) on sale of marketable securities	(164)	134	10
Change in operating assets and liabilities:
Trade receivables, net	28,173	(19,220)	(15,891)
Inventories, net	3,005	11,028	(29,004)
Deposits and other long-term assets	(2,333)	(2,282)	(4,251)
Prepaid expenses and other current assets	2,832	(6,492)	(8,635)
Deferred taxes		(544)	8,530
Decrease in operating leases right-of-use assets	4,280	5,173	182
Decrease in operating lease liabilities	(4,782)	(5,352)	(3,100)
Trade payables	2,150	(6,491)	(26,948)
Employees and payroll accruals	2,456	(1,089)	(7,674)
Deferred revenues and customers’ advances	181	(4,990)	(1,426)
Accrued expenses and other current liabilities	(9,020)	(10,547)	6,482
Accrued severance pay, net	(52)	(152)	(237)
Other non-current liabilities	(60)	(474)	13
Loss from sale and disposal of property, plant and equipment			425
Net cash provided by (used in) operating activities	48,725	(34,682)	(99,347)
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,140)	(7,006)	(18,042)
Acquisition of intangible assets and capitalization of software development costs			(308)
Proceeds from sale of property, plant and equipment			71
Investment in equity securities			(820)
Cash paid in connection with acquisition, net of cash acquired			(14,654)
Proceeds from (investment in) short-term bank deposits, net	29,666	39,433	(265,865)
Proceeds from sale of marketable securities	22,994	7,240	1,945
Proceeds from maturity of marketable securities	56,641	20,522	27,898
Investment in marketable securities	(62,673)	(33,977)	(137,500)
Net cash provided by (used in) investing activities	31,488	26,212	(407,275)
Cash flows from financing activities:
Exercise of employee stock options	716	293	619
Payment of withholding taxes related to exercise of share-based awards	(1,476)	(1,045)	(951)
Repurchase of ordinary shares	(84,055)	(55,770)
Net cash used in financing activities	(84,815)	(56,522)	(332)
Decrease in cash and cash equivalents	(4,602)	(64,992)	(506,954)
Cash and cash equivalents at the beginning of the period	39,605	104,597	611,551
Cash and cash equivalents at the end of the period	35,003	39,605	104,597
Supplemental disclosure of cash flow information
Cash paid during the year for income taxes	1,841	1,947	13,171
Non-cash investing and financing activities:
Purchase of property, plant and equipment	247	314	1,692
Inventory transferred to be used as property, plant and equipment, net, and equipment on lease	4,732	531	6,792
Property, plant and equipment transferred to be used as inventory	367	865
Right-of-use asset recognized with corresponding lease liability	$ (448)	$ 2,934	$ 7,585